Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Foreign suppliers	$ 355.5	$ 259.0
Domestic suppliers	162.6	99.0
Risk partners	221.4	137.2
Trade accounts payable	$ 739.5	$ 495.2